Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Cash flows from operating activities:
Net loss	$ (45,926)	$ (49,226)
Adjustments to reconcile net loss to net cash used in
Depreciation and amortization expense	6,090	6,415
Amortization of deferred contract acquisition costs	1,187	695
Noncash interest expense	1,395	533
Stock-based compensation expense	6,310	4,895
Changes in operating assets and liabilities:
Accounts receivable and unbilled revenue	(15,577)	123
Accounts payable and accrued expenses	569	4,408
Deferred contract acquisition costs	(4,187)	(1,551)
Deferred revenue and due to customer	4,281	10,832
Accrued compensation	9,372	187
Deferred rent and other liabilities	(324)	106
Other assets	1,182	(1,400)
Net cash used in operating activities	(35,628)	(23,983)
Cash flows from investing activities:
Capitalized software development costs	(374)
Purchases of property and equipment	(1,500)	(2,469)
Net cash acquired in acquisition of MD Insider		(206)
Earnout payments to MD Insider	(58)
Net cash used in investing activities	(1,932)	(2,675)
Cash flows from financing activities:
Proceeds from public offerings, net of underwriters' discounts and commissions and offering costs	439,478
Proceeds from stock option and warrant exercises	5,176	2,008
Proceeds from sale of Series F Preferred Stock, net.		19,943
Proceeds from borrowings on debt	51,166	1,660
Proceeds from stock purchases under employee stock purchase plan	1,442
Repayments of debt principal	(73,166)
Payments related to debt retirement	(753)
Net cash provided by financing activities	423,343	23,611
Net increase (decrease) in cash and cash equivalents	385,783	(3,047)
Cash and cash equivalents, beginning of period	33,155	42,701
Cash and cash equivalents, end of period	418,938	39,654
Supplemental cash flow information:
Interest paid	2,246	1,790
Income taxes paid	149	55
Fixed assets included in accounts payable	185	126
Other receivable related to stock option exercises	249	504
Offering costs included in accounts payable and accrued expenses	68
Bonus paid in the form of stock options	5,735
Common stock warrants issued in connection with debt		779
Common stock issued in connection with acquisition		$ 6,164